1933 Act
                                                                     Rule 497(j)

August 15, 2002                                                        VIA EDGAR
                                                                       ---------




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      Phoenix Life Variable Accumulation Account
         Phoenix Life Insurance Company
         Registration No. 333-31320


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-4 pursuant to Rule 485(b) on August 9, 2002.

Please call the undersigned at 860-403-5788 if you have any questions concerning this filing.

Very truly yours,


/s/ Richard J. Wirth
--------------------
Richard J. Wirth
Vice President and Insurance and Investment Products Counsel
Phoenix Life Insurance Company